Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 130,129	$ 62,508
Accounts receivable	30,704	20,353
Inventories	26,019	25,496
Other current assets	21,834	19,184
Total current assets	208,686	127,541
Non-Current
Mineral, property, plant and equipment	445,428	333,702
Exploration and evaluation assets	32,038	21,024
Deferred income tax assets	2,315	14,223
Deposits and other non-current assets	1,295	609
Total non-current assets	481,076	369,558
Total Assets	689,762	497,099
Current
Accounts payable and accrued liabilities	66,546	47,243
Current portion of loans and borrowings	4,344	12,539
Current portion of deferred revenue	10,511	0
Income taxes payable	7,191	3,996
Current portion of derivatives	29,357	26,540
Current portion of lease liabilities	4,711	1,402
Total current liabilities	122,660	91,720
Non-Current
Loans and borrowings	54,906	155,563
Deferred revenue	83,711	0
Provision for rehabilitation and closure costs	19,037	18,970
Derivatives	366	10,811
Lease liabilities	2,399	346
Other non-current liabilities	11,193	5,614
Total non-current liabilities	171,612	191,304
Total Liabilities	294,272	283,024
SHAREHOLDERS’ EQUITY
Share capital	133,072	126,152
Equity reserves	(94,910)	(67,291)
Retained earnings	354,895	153,842
Equity attributable to owners of the Company	393,057	212,703
Non-controlling interests	2,433	1,372
Total shareholders' equity	395,490	214,075
Total Liabilities and Equity	$ 689,762	$ 497,099